PREMISES AND EQUIPMENT - Major classes (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
PREMISES AND EQUIPMENT
Premises and equipment, gross	$ 22,214	$ 20,393
Less accumulated depreciation	(10,167)	(10,286)
Premises and equipment, net	12,047	10,107
Land
PREMISES AND EQUIPMENT
Premises and equipment, gross	1,010	1,010
Buildings and improvements
PREMISES AND EQUIPMENT
Premises and equipment, gross	13,470	13,381
Furniture, fixtures, and equipment
PREMISES AND EQUIPMENT
Premises and equipment, gross	$ 7,734	$ 6,002